Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Short-term benefits	€ 27	€ 24	€ 23
Post-employment benefits	2	1	1
Share-based payment	9	8	6
Termination benefits	10		5
Total	€ 48	€ 33	€ 35